Leases - Maturity Analysis on Future Lease Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases
Future lease liabilities	kr 39,133	kr 39,396
Less than 12 months
Leases
Future lease liabilities	16,467	11,909
1-2 years
Leases
Future lease liabilities	12,613	11,231
>2 years
Leases
Future lease liabilities	kr 10,053	kr 16,256